                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSRS

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-6369

                   Van Kampen Florida Quality Municipal Trust
--------------------------------------------------------------------------------

               (Exact name of registrant as specified in charter)


              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

               (Address of principal executive offices) (Zip code)


                                 Ronald Robison
              1221 Avenue of the Americas, New York, New York 10020
--------------------------------------------------------------------------------

                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: 10/31

Date of reporting period: 4/30/05

Item 1. Report to Shareholders.

The Trust's semi-annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

       Welcome, Shareholder

       In this report, you'll learn about how your investment in Van Kampen Florida Quality Municipal Trust performed during the semiannual period. The portfolio management team will provide an overview of the market conditions and discuss some of the factors that affected investment performance during the reporting period. In addition, this report includes the trust's financial statements and a list of trust investments as of April 30, 2005.

       MARKET FORECASTS PROVIDED IN THIS REPORT MAY NOT NECESSARILY COME TO PASS. THERE IS NO ASSURANCE THAT THE TRUST WILL ACHIEVE ITS INVESTMENT OBJECTIVE. TRUSTS ARE SUBJECT TO MARKET RISK, WHICH IS THE POSSIBILITY THAT THE MARKET VALUES OF SECURITIES OWNED BY THE TRUST WILL DECLINE AND THAT THE VALUE OF THE TRUST SHARES MAY THEREFORE BE LESS THAN WHAT YOU PAID FOR THEM. ACCORDINGLY, YOU CAN LOSE MONEY INVESTING IN THIS TRUST.

       INCOME MAY SUBJECT CERTAIN INDIVIDUALS TO THE FEDERAL ALTERNATIVE MINIMUM TAX (AMT).

         ---------------------------------------------------------------------------------------
            NOT FDIC INSURED             OFFER NO BANK GUARANTEE              MAY LOSE VALUE
         ---------------------------------------------------------------------------------------
                   NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY               NOT A DEPOSIT
         ---------------------------------------------------------------------------------------

Performance Summary as of 4/30/05

FLORIDA QUALITY MUNICIPAL TRUST
SYMBOL: VFM
------------------------------------------------------------
AVERAGE ANNUAL                      BASED ON      BASED ON
TOTAL RETURNS                         NAV       MARKET PRICE

Since Inception (9/27/91)             7.66%         6.58%

10-year                               7.21          6.13

5-year                                9.19          9.43

1-year                               10.37          7.80

6-month                               2.42         -0.65
------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. FOR THE MOST RECENT MONTH-END PERFORMANCE FIGURES, PLEASE VISIT VANKAMPEN.COM OR SPEAK WITH YOUR FINANCIAL ADVISOR. INVESTMENT RETURNS, NET ASSET VALUE (NAV) AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST.

NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding. The common share market price is the price the market is willing to pay for shares of the trust at a given time. Common share market price is influenced by a range of factors, including supply and demand and market conditions. Total return assumes an investment at the beginning of the period, reinvestment of all distributions for the period in accordance with the trust's dividend reinvestment plan, and sale of all shares at the end of the period.

The Lehman Brothers Florida Municipal Bond Index is a broad-based statistical composite of Florida municipal bonds. The index does not include any expenses, fees or sales charges, which would lower performance. The index is unmanaged and should not be considered an investment. It is not possible to invest directly in an index.

Trust Report

FOR THE 6-MONTH PERIOD ENDED APRIL 30, 2005

Van Kampen Florida Quality Municipal Trust is managed by the Adviser's Municipal Fixed Income team.(1) Current members include Thomas Byron and Robert Wimmel, Vice Presidents of the Adviser; and John Reynoldson, Executive Director of the Adviser.

MARKET CONDITIONS

The six-month period ended April 30, 2005, was characterized by continued short-term interest rate increases. As crude oil prices reached record highs, the prospect of rising inflation also cast a shadow. The Federal Open Market Committee (the "Fed") raised the federal funds target rate 100 basis points during the period through a series of four, "measured" 0.25 percent tightenings to 2.75 percent by the end of April. Although rates in the short and intermediate areas of the yield curve shifted upward as the Fed tightened, long-term interest rates fell as buyers did not seem deterred by the prospect of rising inflation. As a result, the yield curve (the difference between short and longer-term yields) flattened and the long end of the municipal market handily outperformed the shorter end.

The municipal market in total posted positive returns during the period, though it was not uniformly strong. In contrast to the strong showing by longer-term bonds, shorter-term municipals were hampered by the Fed's tightening and turned in a flat to slightly negative showing. Within the investment-grade segment of the market, yield differentials between BBB-rated and AAA-rated municipal securities were slightly wider, though BBB-rated securities still outperformed high grades due to their higher coupons, while securities rated below investment grade strongly outperformed as investors sought out their higher yields.

The Fed's interest rate hikes did not appear to dampen investors' appetites for municipal bonds, as net inflows into municipal bond funds topped $290 million during the period. The supply of new issues was modest during the closing months of 2004 (the first two months of the period) before soaring in the opening months of 2005 as long-term issuers rushed to bring securities to market in anticipation of additional interest rate increases in the near term.

Florida's fiscal condition continues to improve. Revenues exceed projections, largely due to higher-than-expected sales tax collections. The state has not drawn from its rainy day fund and, therefore, has a reserve cushion to address any budget problems, should they arise. Moreover, the state's budget stabilization reserve fund is fully funded and other reserves are available to handle the state's share of hurricane costs. Against this backdrop, all three rating agencies upgraded Florida at the beginning of this year, citing a stable outlook due to

(1)Team members may change without notice at any time.
 2
conservative fiscal management throughout the recession and a rebound in the economy.

PERFORMANCE ANALYSIS

The trust's return can be calculated based upon either the market price or the net asset value (NAV) of its shares. NAV per share is determined by dividing the value of the trust's portfolio securities, cash and other assets, less all liabilities, by the total number of common shares outstanding, while market price reflects the supply and demand for the shares. As a result, the two returns can differ, as they did during the reporting period. On an NAV basis, the trust outperformed its benchmark index, the Lehman Brothers Florida Municipal Bond Index. On a market price basis, the trust underperformed its benchmark.

TOTAL RETURNS FOR THE SIX-MONTH PERIOD ENDED APRIL 30, 2005

-------------------------------------------------------------
      BASED ON     BASED ON     LEHMAN BROTHERS FLORIDA
        NAV      MARKET PRICE    MUNICIPAL BOND INDEX

       2.42%        -0.65%               2.01%
-------------------------------------------------------------

PERFORMANCE DATA QUOTED REPRESENTS PAST PERFORMANCE, WHICH IS NO GUARANTEE OF FUTURE RESULTS, AND CURRENT PERFORMANCE MAY BE LOWER OR HIGHER THAN THE FIGURES SHOWN. INVESTMENT RETURN, NET ASSET VALUE AND COMMON SHARE MARKET PRICE WILL FLUCTUATE AND TRUST SHARES, WHEN SOLD, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. SEE PERFORMANCE SUMMARY FOR ADDITIONAL PERFORMANCE INFORMATION AND INDEX DEFINITION.

The trust uses leverage to enhance its dividend to common shareholders. The trust borrows money at short-term rates through the issuance of preferred shares. The proceeds are reinvested in longer-term securities, taking advantage of the difference between short- and longer-term rates. The Fed's policy of raising interest rates throughout the period made the trust's borrowing activity more expensive. These expenses, however, were more than offset by the positive performance of the bonds held by the trust.

One of our key strategies in managing the trust was to position it for rising interest rates. This approach was largely the result of our analysis of interest rates, which remained relatively low by historical standards even after rising from their multi-decade lows earlier. First, we kept the trust's duration (a measure of interest-rate sensitivity) below that of its benchmark throughout most of the period. Second, to limit the trust's exposure to areas of the market that would be most likely susceptible to rising rates, we also trimmed the trust's shorter-maturity bonds, focusing on bonds with maturities of 15 years and shorter. We reinvested the proceeds from those sales into bonds and maturities between 20 and 30 years. In addition to offering relatively attractive income streams, these longer-maturity securities positioned the trust to benefit from any future flattening of the yield curve.

We continued to focus on relative-value trading between liquid, high-quality securities to capture relative value opportunities identified by our analysts. The trust's overall credit exposure remained tilted toward higher-quality securities, with 85 percent of its exposure at the end of the period in bonds rated AA or better. However, as high-yield spreads have continued to tighten, the trust's high-quality bent tempered performance during the reporting period. The trust did include a small allocation to BBB rated securities, representing 4 percent of the portfolio at the end of the reporting period.

Much of our relative-value trading activity was focused on selling issues that had been pre-refunded. We kept the trust well diversified across the major sectors of the municipal bond market. The top three sector exposures at the end of the period were public education, water and sewer, and general purpose.

There is no guarantee the security sectors mentioned will continue to perform well or be held by the trust in the future.

RATINGS ALLOCATION AS OF 4/30/05            TOP FIVE SECTORS AS OF 4/30/05
AAA/Aaa                         81.8%       Public Education              20.4%
AA/Aa                            3.4        Water & Sewer                 16.7
A/A                             10.1        General Purpose               12.5
BBB/Baa                          4.0        Transportation                12.2
NR                               0.7        Health Care                   11.4

Subject to change daily. Provided for informational purposes only and should not be deemed as a recommendation to buy or sell the securities mentioned or securities in the sectors shown above. Ratings are as a percentage of total investments. Sectors are as a percentage of long-term investments. Securities are classified by sectors that represent broad groupings of related industries. Van Kampen is a wholly owned subsidiary of a global securities firm which is engaged in a wide range of financial services including, for example, securities trading and brokerage activities, investment banking, research and analysis, financing and financial advisory services. Rating allocations based upon ratings as issued by Standard and Poor's and Moody's, respectively.
 4

FOR MORE INFORMATION ABOUT PORTFOLIO HOLDINGS

       Each Van Kampen trust provides a complete schedule of portfolio holdings in its semiannual and annual reports within 60 days of the end of the trust's second and fourth fiscal quarters by filing the schedule electronically with the Securities and Exchange Commission (SEC). The semiannual reports are filed on Form N-CSRS and the annual reports are filed on Form N-CSR. Van Kampen also delivers the semiannual and annual reports to trust shareholders, and makes these reports available on its public Web site, www.vankampen.com. In addition to the semiannual and annual reports that Van Kampen delivers to shareholders and makes available through the Van Kampen public Web site, each trust files a complete schedule of portfolio holdings with the SEC for the trust's first and third fiscal quarters on Form N-Q. Van Kampen does not deliver the reports for the first and third fiscal quarters to shareholders, nor are the reports posted to the Van Kampen public Web site. You may, however, obtain the Form N-Q filings (as well as the Form N-CSR and N-CSRS filings) by accessing the SEC's Web site, http://www.sec.gov. You may also review and copy them at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling the SEC at 1-800-SEC-0330. You can also request copies of these materials, upon payment of a duplicating fee, by electronic request at the SEC's e-mail address (publicinfo@sec.gov) or by writing the Public Reference section of the SEC, Washington, DC 20549-0102.

       You may obtain copies of a trust's fiscal quarter filings by contacting Van Kampen Client Relations at 1-800-847-2424.

PROXY VOTING POLICIES AND PROCEDURES AND PROXY VOTING RECORD

       The trust's policies and procedures with respect to the voting of proxies relating to the trust's portfolio securities and information on how the trust voted proxies relating to portfolio securities during the most recent twelve-month period ended June 30 is available without charge, upon request, by visiting our Web site at www.vankampen.com. This information is also available on the Securities and Exchange Commission's Web site at http://www.sec.gov.

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED)

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          MUNICIPAL BONDS  145.4%
          FLORIDA  141.8%
$1,000    Bay Cnty, FL Wtr Sys Rev Rfdg (AMBAC Insd)...... 5.000%   09/01/29   $  1,049,970
 1,000    Broward Cnty, FL Hsg Fin Auth Multi-Family Hsg
          Rev Pembroke Pk Apts Proj (AMT)................. 5.650    10/01/28      1,018,760
 1,000    Broward Cnty, FL Sch Brd Ctf Ser A (FSA Insd)... 5.000    07/01/22      1,058,120
 2,325    Broward Cnty, FL Wtr & Swr Util Rev Ser A....... 5.000    10/01/26      2,465,500
   750    Capital Tr Agy FL Rev Ft Lauderdale Proj
          (AMT)........................................... 5.750    01/01/32        754,905
   750    Cocoa, FL Wtr & Swr Rev Impt (Prerefunded @
          10/01/07) (FGIC Insd)........................... 5.875    10/01/26        809,077
 1,500    Collier Cnty, FL Sch Brd Ctf (FSA Insd)......... 5.375    02/15/17      1,645,395
 2,750    Coral Gables, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth South FL (FSA Insd)........................ 5.000    08/15/29      2,877,792
   750    Dade Cnty, FL Ed Fac Auth Rev Exchanged From
          Univ of Miami Ser B (MBIA Insd)................. 5.750    04/01/20        783,758
   500    Dade Cnty, FL Wtr & Swr Sys Rev (FGIC Insd)..... 5.250    10/01/26        525,010
 2,640    Daytona Beach, FL Util Sys Rev Ser D Rfdg (FSA
          Insd)........................................... 5.250    11/15/16      2,909,914
 1,125    Deltona, FL Util Sys Rev (MBIA Insd)............ 5.250    10/01/22      1,239,896
   550    Escambia Cnty, FL Hlth Fac Auth Rev
          (AMBAC Insd).................................... 5.950    07/01/20        558,531
   495    Florida Hsg Fin Agy Homeownership Mtg (AMT)..... 8.595    11/01/18        499,806
 1,000    Florida Hsg Fin Agy Hsg Willow Lake Apts Ser J-1
          (AMT) (AMBAC Insd).............................. 5.350    07/01/27      1,024,930
   425    Florida Hsg Fin Corp Rev Homeowner Mtg Ser 4
          (AMT) (FSA Insd)................................ 6.250    07/01/22        437,023
 1,000    Florida Hsg Fin Corp Rev Hsg Wentworth II Apts
          Ser A (AMT) (AMBAC Insd)........................ 5.375    11/01/29      1,030,220
   960    Florida Muni Ln Council Rev Ser A (MBIA Insd)... 5.250    11/01/17      1,056,230
 4,035    Florida Muni Ln Council Rev Ser A (MBIA Insd)... 5.000    02/01/35      4,236,508
 1,080    Florida Muni Ln Council Rev Ser B
          (MBIA Insd) (a)................................. 5.750    11/01/13      1,217,624
   615    Florida Muni Ln Council Rev Ser B (MBIA Insd)... 5.750    11/01/15        693,505
 1,500    Florida Muni Ln Council Rev Ser B (MBIA Insd)... 5.750    11/01/29      1,655,685
 5,125    Florida Ports Fin Comm Rev St Trans Tr Fd
          Intermodal Pgm (AMT) (FGIC Insd)................ 5.500    10/01/29      5,459,201
 9,775    Florida St Brd of Ed Cap Outlay Pub Ed
          Ser D Rfdg...................................... 5.750    06/01/22     10,868,823
 1,500    Florida St Brd of Ed Lottery Rev Ser A
          (FGIC Insd)..................................... 5.250    07/01/17      1,639,395
 3,500    Florida St Brd of Ed Lottery Rev Ser A
          (FGIC Insd)..................................... 5.500    07/01/17      3,876,005
 2,500    Florida St Brd of Ed Pub Ed Ser A............... 5.000    06/01/32      2,613,350
   410    Florida St Brd of Regt Hsg Rev (MBIA Insd)...... 5.750    07/01/14        460,118
 2,735    Florida St Brd of Regt Hsg Rev Univ FL
          (FGIC Insd)..................................... 5.500    07/01/28      2,980,275

See Notes to Financial Statements                                              7

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$2,360    Florida St Correctional Privatization Commn Ctf
          Partn (MBIA Insd) (a)........................... 5.375%   08/01/15   $  2,604,944
 1,500    Florida St Dept of Trans........................ 5.000    07/01/32      1,570,575
 3,500    Florida St Dept Trans Right of Way Ser A........ 5.250    07/01/21      3,861,550
 1,500    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Preservtn 2000-A (AMBAC Insd).......... 5.000    07/01/11      1,575,825
 2,000    Florida St Div Bd Fin Dept Gen Svc Rev Dept
          Envrnmtl Protn Preservtn 2000-A (FGIC Insd)..... 5.250    07/01/12      2,173,500
 1,000    Florida St Muni Pwr Agy Rev Stanton Proj Rfdg
          (FSA Insd)...................................... 5.500    10/01/14      1,125,670
 1,475    Florida St Tpk Auth Tpk Rev Dept of Trans
          Ser B........................................... 5.000    07/01/30      1,525,106
 1,635    Fort Myers, FL Util Rev Ser A Rfdg (FGIC
          Insd)........................................... 5.500    10/01/24      1,782,575
 1,000    Gulf Breeze, FL Rev Loc Govt (FGIC Insd)........ 5.800    12/01/20      1,124,580
 1,000    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist Hlth Sys Ser D........................ 5.375    11/15/35      1,045,950
 1,500    Highlands Cnty, FL Hlth Fac Auth Rev Hosp
          Adventist/Sunbelt Ser A......................... 6.000    11/15/31      1,625,610
   500    Hillsborough Cnty, FL Capacity Assmt Rev Spl
          (FSA Insd)...................................... 5.000    03/01/16        537,860
 1,000    Hillsborough Cnty, FL Indl Dev Auth Hosp Rev
          Tampa Gen Hosp Proj Ser B....................... 5.250    10/01/34      1,028,950
 2,000    Hillsborough Cnty, FL Sch Dist (Prerefunded @
          10/01/11) (AMBAC Insd).......................... 5.375    10/01/19      2,238,960
   690    Hollywood, FL Cmnty Redev Agy Beach Cra......... 5.625    03/01/24        734,139
 2,000    Hollywood, FL Wtr & Swr Rev Impt & Rfdg (FSA
          Insd)........................................... 5.000    10/01/21      2,154,360
   750    Jacksonville, FL Econ Dev Commn Indl Dev Rev
          Metro Pkg Solutions Proj (AMT) (ACA Insd)....... 5.500    10/01/30        784,170
 1,085    Jacksonville, FL Excise Tax Rev Ser B
          (AMBAC Insd).................................... 5.375    10/01/20      1,189,442
 2,000    Jacksonville, FL Sales Tax Rev Better
          Jacksonville (MBIA Insd)........................ 5.250    10/01/20      2,207,280
 2,000    Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)..... 5.000    10/01/20      2,159,120
 1,000    Jea, FL Wtr & Swr Sys Rev Ser A (FGIC Insd)..... 5.000    10/01/21      1,077,180
 2,250    Jea, FL Wtr & Swr Sys Rev Ser A (MBIA Insd)..... 5.375    10/01/30      2,329,740
 1,000    Lakeland, FL Hosp Sys Rev Lakeland
          Regl Hlth Sys................................... 5.500    11/15/32      1,046,780
 1,685    Lee Cnty, FL Arpt Rev Ser B (FSA Insd).......... 5.750    10/01/33      1,867,064
   500    Leesburg, FL Hosp Rev Leesburg Regl
          Med Ctr Proj.................................... 5.500    07/01/32        513,815
 1,600    Leesburg, FL Utils Rev (FGIC Insd).............. 5.000    10/01/34      1,684,064
 1,190    Manatee Cnty, FL Pub Util Rev Impt & Rfdg (MBIA
          Insd)........................................... 5.125    10/01/19      1,300,908
 1,760    Miami Beach, FL (MBIA Insd)..................... 5.000    09/01/19      1,899,198
 1,200    Miami Beach, FL Stormwtr Rev (FGIC Insd)........ 5.750    09/01/14      1,349,844

 8                                             See Notes to Financial Statements

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,500    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          (AMT) (FGIC Insd)............................... 5.375%   10/01/32   $  1,580,730
 1,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Ser B (FGIC Insd)............................... 5.500    10/01/16      1,105,990
 2,000    Miami-Dade Cnty, FL Aviation Rev Miami Intl Arpt
          Ser B (FGIC Insd)............................... 5.750    10/01/29      2,216,100
 1,000    Miami-Dade Cnty, FL Aviation Ser A (AMT) (FSA
          Insd)........................................... 5.000    10/01/33      1,022,670
 2,000    Miami-Dade Cnty, FL Ed Fac Auth Rev Ser A (AMBAC
          Insd)........................................... 5.750    04/01/29      2,209,100
 1,250    Miami-Dade Cnty, FL Sch Brd Ctf Partn Rfdg (FGIC
          Insd)........................................... 5.250    10/01/20      1,349,025
 2,000    North Broward, FL Hosp Dist Rev Impt............ 6.000    01/15/31      2,134,240
 1,000    Orange Cnty, FL Hlth Fac Auth Rev Hosp Regl
          Hlthcare Sys Ser E.............................. 6.000    10/01/26      1,058,440
 1,000    Orange Cnty, FL Hsg Fin Auth Multi-Family Rev
          Mtg Hands Inc Proj Ser A (Acquired 06/19/95,
          Cost $1,000,000) (b)............................ 7.000    10/01/25      1,067,430
 2,000    Osceola Cnty, FL Trans Rev Osceola Pkwy Proj
          Impt & Rfdg (MBIA Insd)......................... 5.000    04/01/21      2,143,340
 1,000    Palm Beach Cnty, FL Sch Brd Ctf Ser A
          (Prerefunded @ 08/01/10) (FGIC Insd)............ 5.875    08/01/21      1,140,620
 1,500    Palm Beach Cnty, FL Sch Brd Ser D (FSA Insd).... 5.250    08/01/18      1,640,190
 1,000    Palm Coast, FL Util Sys Rev (MBIA Insd)......... 5.250    10/01/20      1,103,640
 1,890    Pembroke Pines, FL Charter Sch Ser A (MBIA Insd)
          (a)............................................. 5.375    07/01/16      2,089,263
 1,500    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA
          Insd)........................................... 6.000    10/01/12      1,642,725
 1,565    Pensacola, FL Arpt Rev Ser A Rfdg (AMT) (MBIA
          Insd)........................................... 6.125    10/01/18      1,725,757
 1,450    Port Saint Lucie, FL Util Rev (MBIA Insd)....... 5.000    09/01/22      1,558,591
 1,000    Port Saint Lucie, FL Util Rev Ser A Impt & Rfdg
          (MBIA Insd)..................................... 5.125    09/01/27      1,029,080
 2,265    Reedy Creek Impt Dist FL Ser A (MBIA Insd)...... 5.000    06/01/23      2,406,404
 1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd)........................................... 5.000    07/01/21      1,059,840
 1,000    Saint Lucie Cnty, FL Sch Brd Ctf Ser A (FSA
          Insd)........................................... 5.000    07/01/23      1,053,920
 1,000    Seminole Cnty, FL Sales Tax Rev (FGIC Insd)..... 5.000    10/01/31      1,040,500
   500    South Lake Cnty Hosp Dist FL South Lake Hosp
          Inc............................................. 6.375    10/01/28        533,835
 1,500    South Miami, FL Hlth Fac Auth Hosp Rev Baptist
          Hlth (AMBAC Insd)............................... 5.250    11/15/33      1,591,515
   500    Tallahassee, FL Hlth Fac Rev Tallahassee Mem
          Hlthcare Proj................................... 6.375    12/01/30        534,290

See Notes to Financial Statements                                              9

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

PORTFOLIO OF INVESTMENTS -- APRIL 30, 2005 (UNAUDITED) continued

PAR
AMOUNT
(000)     DESCRIPTION                                      COUPON   MATURITY      VALUE
-------------------------------------------------------------------------------------------
          FLORIDA (CONTINUED)
$1,800    Tampa, FL Hosp Rev Cap Impt H Lee Moffitt Ser
          A............................................... 5.750%   07/01/29   $  1,870,974
 2,190    Tampa, FL Sales Tax Rev Ser A (AMBAC Insd)...... 5.375    10/01/16      2,427,944
 2,390    University Cent FL Assn Inc FL Ctf Partn Ser A
          (FGIC Insd) (a)................................. 5.125    10/01/22      2,582,706
 1,500    Village Ctr Cmnty Dev Dist FL Recreational Rev
          Ser A (MBIA Insd)............................... 5.125    11/01/36      1,596,405
 1,000    Village Ctr Cmnty Dev Dist FL Ser A
          (MBIA Insd)..................................... 5.200    11/01/25      1,078,850
 1,000    Village Ctr Cmnty Dev Dist FL Util Rev
          (MBIA Insd)..................................... 5.250    10/01/23      1,084,930
 1,000    Volusia Cnty, FL Ed Fac Auth Rev Ed Fac Embry
          Riddle Aero Ser A............................... 5.750    10/15/29      1,045,390
 1,500    West Orange Hlthcare Dist FL Ser A.............. 5.800    02/01/31      1,575,660
 1,270    West Palm Beach, FL (a)......................... 5.250    03/01/16      1,352,309
                                                                               ------------
                                                                                154,216,488
                                                                               ------------

          PUERTO RICO  2.1%
 2,000    Puerto Rico Comwlth Hwy & Tran Auth Hwy Rev Ser
          W Rfdg.......................................... 5.500    07/01/15      2,259,300
                                                                               ------------

          U. S. VIRGIN ISLANDS  1.5%
 1,500    Virgin Islands Pub Fin Auth Rev Gross Rcpt Taxes
          Ln Nt Ser A..................................... 6.375    10/01/19      1,710,525
                                                                               ------------
TOTAL INVESTMENTS  145.4%
  (Cost $147,063,696).......................................................    158,186,313
OTHER ASSETS IN EXCESS OF LIABILITIES  0.6%.................................        622,257

PREFERRED SHARES (INCLUDING ACCRUED DISTRIBUTIONS)  (46.0%).................    (50,039,728)
                                                                               ------------

NET ASSETS APPLICABLE TO COMMON SHARES  100.0%..............................   $108,768,842
                                                                               ============

Percentages are calculated as a percentage of net assets applicable to common shares.

(a) The Trust owns 100% of the bond issuance.

(b) This security is restricted and may be resold only in transactions exempt from registration which are normally those transactions with qualified institutional buyers. Restricted securities comprise 1.0% of net assets applicable to common shares.

ACA--American Capital Access

AMBAC--AMBAC Indemnity Corp.

AMT--Alternative Minimum Tax

FGIC--Financial Guaranty Insurance Co.

FSA--Financial Security Assurance Inc.

MBIA--Municipal Bond Investors Assurance Corp.

 10                                            See Notes to Financial Statements

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS

Statement of Assets and Liabilities
April 30, 2005 (Unaudited)

ASSETS:
Total Investments (Cost $147,063,696).......................  $158,186,313
Cash........................................................       182,177
Receivables:
  Interest..................................................     1,854,125
  Investments Sold..........................................         5,000
Other.......................................................           441
                                                              ------------
    Total Assets............................................   160,228,056
                                                              ------------
LIABILITIES:
Payables:
  Investments Purchased.....................................     1,049,970
  Investment Advisory Fee...................................        71,225
  Income Distributions--Common Shares.......................        19,037
  Other Affiliates..........................................         5,728
Trustees' Deferred Compensation and Retirement Plans........       232,103
Accrued Expenses............................................        41,423
                                                              ------------
    Total Liabilities.......................................     1,419,486
Preferred Shares (including accrued distributions)..........    50,039,728
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $108,768,842
                                                              ============
NET ASSET VALUE PER COMMON SHARE ($108,768,842 divided by
  6,519,397 shares outstanding).............................  $      16.68
                                                              ============
NET ASSETS CONSIST OF:
Common Shares ($.01 par value with an unlimited number of
  shares authorized, 6,519,397 shares issued and
  outstanding)..............................................  $     65,194
Paid in Surplus.............................................    96,541,593
Net Unrealized Appreciation.................................    11,122,617
Accumulated Net Realized Gain...............................       555,016
Accumulated Undistributed Net Investment Income.............       484,422
                                                              ------------
NET ASSETS APPLICABLE TO COMMON SHARES......................  $108,768,842
                                                              ============
PREFERRED SHARES ($.01 par value, authorized 100,000,000
  shares, 2,000 issued with liquidation preference of
  $25,000 per share)........................................  $ 50,000,000
                                                              ============
NET ASSETS INCLUDING PREFERRED SHARES.......................  $158,768,842
                                                              ============

See Notes to Financial Statements                                             11

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statement of Operations
For the Six Months Ended April 30, 2005 (Unaudited)

INVESTMENT INCOME:
Interest....................................................  $ 3,831,590
                                                              -----------
EXPENSES:
Investment Advisory Fee.....................................      432,672
Preferred Share Maintenance.................................       67,449
Trustees' Fees and Related Expenses.........................       19,251
Legal.......................................................       13,298
Custody.....................................................        6,576
Other.......................................................       69,698
                                                              -----------
    Total Expenses..........................................      608,944
                                                              -----------
NET INVESTMENT INCOME.......................................  $ 3,222,646
                                                              ===========
REALIZED AND UNREALIZED GAIN/LOSS:
Net Realized Gain...........................................  $   556,092
                                                              -----------
Unrealized Appreciation/Depreciation:
  Beginning of the Period...................................   12,204,091
  End of the Period.........................................   11,122,617
                                                              -----------
Net Unrealized Depreciation During the Period...............   (1,081,474)
                                                              -----------
NET REALIZED AND UNREALIZED LOSS............................  $  (525,382)
                                                              ===========
DISTRIBUTIONS TO PREFERRED SHAREHOLDERS.....................  $  (505,007)
                                                              ===========
NET INCREASE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  OPERATIONS................................................  $ 2,192,257
                                                              ===========

 12                                            See Notes to Financial Statements

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

FINANCIAL STATEMENTS continued

Statements of Changes in Net Assets (Unaudited)

                                                               FOR THE            FOR THE
                                                           SIX MONTHS ENDED      YEAR ENDED
                                                            APRIL 30, 2005    OCTOBER 31, 2004
                                                           -----------------------------------
FROM INVESTMENT ACTIVITIES:
Operations:
Net Investment Income.....................................   $  3,222,646       $  6,413,370
Net Realized Gain.........................................        556,092            596,305
Net Unrealized Appreciation/Depreciation During the
  Period..................................................     (1,081,474)         2,353,661
Distributions to Preferred Shareholders:
  Net Investment Income...................................       (454,817)          (539,430)
  Net Realized Gain.......................................        (50,190)           (64,872)
                                                             ------------       ------------
Change in Net Assets Applicable to Common Shares from
  Operations..............................................      2,192,257          8,759,034
Distributions to Common Shareholders:
  Net Investment Income...................................     (2,930,427)        (6,137,933)
  Net Realized Gain.......................................       (553,488)        (1,033,310)
                                                             ------------       ------------

NET CHANGE IN NET ASSETS APPLICABLE TO COMMON SHARES FROM
  INVESTMENT ACTIVITIES...................................     (1,291,658)         1,587,791

NET ASSETS APPLICABLE TO COMMON SHARES:
Beginning of the Period...................................    110,060,500        108,472,709
                                                             ------------       ------------
End of the Period (Including accumulated undistributed net
  investment income of $484,422 and $647,020,
  respectively)...........................................   $108,768,842       $110,060,500
                                                             ============       ============

See Notes to Financial Statements                                             13

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

FINANCIAL HIGHLIGHTS (UNAUDITED)

THE FOLLOWING SCHEDULE PRESENTS FINANCIAL HIGHLIGHTS FOR ONE COMMON SHARE OF THE TRUST OUTSTANDING THROUGHOUT THE PERIODS INDICATED.

                                                  SIX MONTHS
                                                    ENDED
                                                  APRIL 30,     ------------------------------
                                                     2005        2004       2003      2002 (a)
                                                  --------------------------------------------
NET ASSET VALUE, BEGINNING OF THE PERIOD.........  $ 16.88      $ 16.64    $ 16.97    $ 17.06
                                                   -------      -------    -------    -------
  Net Investment Income..........................      .49          .98        .99       1.00
  Net Realized and Unrealized Gain/Loss..........     (.08)         .45        .04        .17
  Common Share Equivalent of Distributions Paid
    to Preferred Shareholders:
    Net Investment Income........................     (.07)        (.08)      (.06)      (.07)
    Net Realized Gain............................     (.01)        (.01)      (.03)      (.06)
                                                   -------      -------    -------    -------
Total from Investment Operations.................      .33         1.34        .94       1.04
Distributions Paid to Common Shareholders:
    Net Investment Income........................     (.45)        (.94)      (.92)      (.89)
    Net Realized Gain............................     (.08)        (.16)      (.35)      (.24)
                                                   -------      -------    -------    -------
NET ASSET VALUE, END OF THE PERIOD...............  $ 16.68      $ 16.88    $ 16.64    $ 16.97
                                                   =======      =======    =======    =======

Common Share Market Price at End of the Period...  $ 14.55      $ 15.18    $ 14.94    $ 14.65
Total Return (b).................................    -.65%*       9.27%     10.86%      7.80%
Net Assets Applicable to Common Shares at End of
  the Period (In millions).......................  $ 108.8      $ 110.1    $ 108.5    $ 110.7
Ratio of Expenses to Average Net Assets
  Applicable to Common Shares (c)................    1.13%        1.28%      1.29%      1.37%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (c).........    5.98%        5.92%      5.89%      6.05%
Portfolio Turnover...............................       9%*         19%        22%        24%

SUPPLEMENTAL RATIOS:
Ratio of Expenses to Average Net Assets Including
  Preferred Shares (c)...........................     .77%         .87%       .89%       .94%
Ratio of Net Investment Income to Average Net
  Assets Applicable to Common Shares (d).........    5.14%        5.42%      5.54%      5.63%

SENIOR SECURITIES:
Total Preferred Shares Outstanding...............    2,000        2,000      2,000      2,000
Asset Coverage Per Preferred Share (e)...........  $79,404      $80,055    $79,250    $80,351
Involuntary Liquidating Preference Per Preferred
  Share..........................................  $25,000      $25,000    $25,000    $25,000
Average Market Value Per Preferred Share.........  $25,000      $25,000    $25,000    $25,000

*  Non-Annualized

(a)As required, effective November 1, 2001, the Trust has adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on fixed income securities. The effect of this change for the year ended October 31, 2002 was to increase net investment income per share by less than $.01, decrease net realized and unrealized gains and losses per share by less than $.01 and increase the ratio of net investment income to average net assets applicable to common shares by .01%. Per share, ratios, and supplemental data for periods prior to October 31, 2002 have not been restated to reflect this change in presentation.

(b)Total return assumes an investment at the common share market price at the beginning of the period indicated, reinvestment of all distributions for the period in accordance with the Trust's dividend reinvestment plan, and sale of all shares at the closing common share market price at the end of the period indicated.

(c)Ratios do not reflect the effect of dividend payments to preferred shareholders.

(d)Ratios reflect the effect of dividend payments to preferred shareholders.

(e)Calculated by subtracting the Trust's total liabilities (not including the preferred shares) from the Trust's total assets and dividing this by the number of preferred shares outstanding.

                                   TWO MONTHS
YEAR ENDED OCTOBER 31,                ENDED                YEAR ENDED AUGUST 31,
--------------------------------   OCTOBER 31,   -----------------------------------------
      2001      2000      1999        1998         1998       1997       1996       1995
------------------------------------------------------------------------------------------
     $ 16.03   $ 15.63   $ 17.21    $  17.19     $  16.83   $  16.44   $  16.62   $  16.28
     -------   -------   -------    --------     --------   --------   --------   --------
        1.12      1.17      1.21         .20         1.23       1.25       1.23       1.26
        1.07       .46     (1.59)        .02          .36        .44       (.08)       .50
        (.24)     (.31)     (.25)       (.04)        (.27)      (.27)      (.28)      (.29)
        (.03)      -0-       -0-         -0-          -0-        -0-        -0-       (.01)
     -------   -------   -------    --------     --------   --------   --------   --------
        1.92      1.32      (.63)        .18         1.32       1.42        .87       1.46
        (.82)     (.92)     (.95)       (.16)        (.96)     (1.03)     (1.05)     (1.05)
        (.07)      -0-       -0-         -0-          -0-        -0-        -0-       (.07)
     -------   -------   -------    --------     --------   --------   --------   --------
     $ 17.06   $ 16.03   $ 15.63    $  17.21     $  17.19   $  16.83   $  16.44   $  16.62
     =======   =======   =======    ========     ========   ========   ========   ========

     $ 14.65   $13.375   $ 13.75    $  17.75     $16.9375   $ 17.375   $  16.75   $ 15.625
      16.57%     3.99%   -17.90%       5.76%*       3.13%     10.33%     14.18%      7.58%
     $ 111.2   $ 104.5   $ 101.9    $  112.0     $  111.8   $  109.3   $  106.3   $  107.2
       1.58%     1.65%     1.64%       1.65%        1.62%      1.64%      1.67%      1.72%
       6.72%     7.47%     7.34%       7.05%        7.24%      7.49%      7.36%      7.89%
         34%       38%       40%          3%*         20%         9%         8%        17%

       1.08%     1.10%     1.12%       1.14%        1.12%      1.12%      1.14%      1.16%
       5.30%     5.50%     5.83%       5.51%        5.63%      5.87%      5.70%      6.06%

       2,000     2,000     2,000       1,000        1,000      1,000      1,000      1,000
     $80,603   $77,250   $75,953    $162,038     $161,831   $159,317   $156,310   $157,224
     $25,000   $25,000   $25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000
     $25,000   $25,000   $25,000    $ 50,000     $ 50,000   $ 50,000   $ 50,000   $ 50,000

See Notes to Financial Statements                                             15

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED)

1. SIGNIFICANT ACCOUNTING POLICIES

Van Kampen Florida Quality Municipal Trust (the "Trust") is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended. The Trust's investment objective is to seek to provide a high level of current income exempt from federal income taxes and Florida state intangible taxes, consistent with preservation of capital. The Trust will invest in a portfolio consisting substantially of Florida municipal obligations rated investment grade at the time of investment, but may invest up to 20% of its assets in unrated securities which are believed to be of comparable quality to those rated investment grade. The Trust commenced investment operations on September 27, 1991.

    The following is a summary of significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

A. SECURITY VALUATION Municipal bonds are valued by independent pricing services or dealers using the mean of the bid and asked prices or, in the absence of market quotations, at fair value based upon yield data relating to municipal bonds with similar characteristics and general market conditions. Securities which are not valued by independent pricing services or dealers are valued at fair value using procedures established in good faith by the Board of Trustees. Short-term securities with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

B. SECURITY TRANSACTIONS Security transactions are recorded on a trade date basis. Realized gains and losses are determined on an identified cost basis. The Trust may purchase and sell securities on a "when-issued" or "delayed delivery" basis, with settlement to occur at a later date. The value of the security so purchased is subject to market fluctuations during this period. The Trust will segregate assets with the custodian having an aggregate value at least equal to the amount of the when-issued or delayed delivery purchase commitments until payment is made. At April 30, 2005, the Trust had no when-issued or delayed delivery purchase commitments.

C. INVESTMENT INCOME Interest income is recorded on an accrual basis. Bond premium is amortized and discount is accreted over the expected life of each applicable security.

D. FEDERAL INCOME TAXES It is the Trust's policy to comply with the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no provision for federal income taxes is required.

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    At April 30, 2005, the cost and related gross unrealized appreciation and depreciation are as follows:

Cost of investments for tax purposes........................    $146,956,956
                                                                ============
Gross tax unrealized appreciation...........................      11,292,894
Gross tax unrealized depreciation...........................         (63,537)
                                                                ------------
Net tax unrealized appreciation on investments..............    $ 11,229,357
                                                                ============

E. DISTRIBUTION OF INCOME AND GAINS The Trust declares and pays monthly dividends from net investment income to common shareholders. Net realized gains, if any, are distributed annually on a pro rata basis to common and preferred shareholders. Distributions from net realized gains for book purposes may include short-term capital gains, which are included as ordinary income for tax purposes.

    The tax character of distributions paid during the year ended October 31, 2004 was as follows:

Distributions paid from:
  Ordinary income...........................................    $   53,417
  Long-term capital gain....................................     1,098,182
                                                                ----------
                                                                $1,151,599
                                                                ==========

    As of October 31, 2004, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary income...............................    $ 19,745
Undistributed long-term capital gain........................     582,857

2. INVESTMENT ADVISORY AGREEMENT AND OTHER TRANSACTIONS WITH AFFILIATES

Under the terms of the Trust's Investment Advisory Agreement, Van Kampen Asset Management (the "Adviser") provides investment advice and facilities to the Trust for an annual fee payable monthly of .55% of the average daily net assets of the Trust. Effective November 1, 2004, the investment advisory fee was reduced from .60% to .55%.

    For the six months ended April 30, 2005, the Trust recognized expenses of approximately $2,800, representing legal services provided by Skadden, Arps, Slate, Meagher & Flom LLP, of which a trustee of the Trust is a partner of such firm and he and his law firm provide legal services as legal counsel to the Trust.

    Under separate Accounting Services and Legal Services agreements, the Adviser provides accounting and legal services to the Trust. The Adviser allocates the cost of such services to each trust. For the six months ended April 30, 2005, the Trust recognized expenses of approximately $15,800 representing Van Kampen Investments Inc.'s or its affiliates' (collectively "Van Kampen") cost of providing accounting and legal services to the Trust, which are reported as part of "Other" and "Legal" expenses, respectively, on the Statement of Operations.

    Certain officers and trustees of the Trust are also officers and directors of Van Kampen. The Trust does not compensate its officers or trustees who are also officers of Van Kampen.

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

    The Trust provides deferred compensation and retirement plans for its trustees who are not officers of Van Kampen. Under the deferred compensation plan, trustees may elect to defer all or a portion of their compensation to a later date. Benefits under the retirement plan are payable upon retirement for a ten-year period and are based upon each trustee's years of service to the Trust. The maximum annual benefit per trustee under the plan is $2,500.

3. INVESTMENT TRANSACTIONS

During the period, the cost of purchases and proceeds from sales of investments, excluding short-term investments, were $14,095,392 and $14,210,445, respectively.

4. PREFERRED SHARES

The Trust has outstanding 2,000 Auction Preferred Shares ("APS"). Dividends are cumulative and the dividend rate is currently reset every 28 days through an auction process. The rate in effect on April 30, 2005 was 2.900%. During the six months ended April 30, 2005, the rates ranged from 1.450% to 2.900%.

    The Trust pays annual fees equivalent to .25% of the preferred share liquidation value for the remarketing efforts associated with the preferred auctions. These fees are included as a component of "Preferred Share Maintenance" expense on the Statement of Operations.

    The APS are redeemable at the option of the Trust in whole or in part at the liquidation value of $25,000 per share plus accumulated and unpaid dividends. The Trust is subject to certain asset coverage tests, and the APS are subject to mandatory redemption if the tests are not met.

5. INDEMNIFICATIONS

The Trust enters into contracts that contain a variety of indemnifications. The Trust's maximum exposure under these arrangements is unknown. However, the Trust has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

6. TRUST MERGER

On May 11, 2005, the Trustees of Van Kampen Florida Quality Municipal Trust ("Target Trust") announced its intention to merge the Target Trust into Van Kampen Trust for Investment Grade Florida Municipals ("Acquiring Trust"). The Trustees of each of the trusts have approved in principal an agreement and plan of reorganization between the trusts providing for a transfer of assets and liabilities of the Target Trust to the Acquiring Trust in exchange for shares of beneficial interest of the Acquiring Trust (the "Reorganization"). The Reorganization is subject to the approval by the shareholders of the Target Trust.

7. DERIVATIVE FINANCIAL INSTRUMENTS

A derivative financial instrument in very general terms refers to a security whose value is "derived" from the value of an underlying asset, reference rate or index.

    The Trust may invest up to 15% of its net assets in "inverse floating rate obligations." The inverse floating rate obligations in which the Trust may invest are typically created through a division of a fixed-rate municipal obligation into two separate instruments, a short-term obligation and a long-term obligation. The interest rate on the short-term obligation is set at periodic auctions. The interest rate on the long-term obligation which the

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

NOTES TO FINANCIAL STATEMENTS -- APRIL 30, 2005 (UNAUDITED) continued

Trust may purchase is the rate the issuer would have paid on the fixed-income obligation, (i) plus the difference between such fixed rate and the rate on the short-term obligation, if the short-term rate is lower than the fixed rate; or
(ii) minus such difference if the interest rate on the short-term obligation is higher than the fixed rate. These securities have varying degrees of liquidity and the market value of such securities generally will fluctuate in response to changes in market rates of interest to a greater extent that the value of an equal principal amount of a fixed rate security having similar credit quality, redemption provisions and maturity. These securities tend to underperform the market for fixed rate bonds in a rising interest rate environment, but tend to outperform the market for fixed rate bonds when interest rates decline or remain relatively stable. Although volatile, inverse floating rate obligations typically offer the potential for yields exceeding the yields available on fixed rate bonds with comparable credit quality, coupon, call provisions and maturity. These securities usually permit the investor to convert the following rate security counterpart to a fixed rate (normally adjusted downward), and this optional conversion feature may provide a partial hedge against rising rates if exercised at an opportune time.

VAN KAMPEN FLORIDA QUALITY MUNICIPAL TRUST

BOARD OF TRUSTEES, OFFICERS AND IMPORTANT ADDRESSES

BOARD OF TRUSTEES

DAVID C. ARCH
JERRY D. CHOATE
ROD DAMMEYER
LINDA HUTTON HEAGY
R. CRAIG KENNEDY
HOWARD J KERR
MITCHELL M. MERIN*
JACK E. NELSON
RICHARD F. POWERS, III*
HUGO F. SONNENSCHEIN
WAYNE W. WHALEN* - Chairman
SUZANNE H. WOOLSEY

OFFICERS

MITCHELL M. MERIN
President and Chief Executive Officer

RONALD E. ROBISON
Executive Vice President and
Principal Executive Officer

JOSEPH J. MCALINDEN
Executive Vice President and
Chief Investment Officer

AMY R. DOBERMAN
Vice President

STEFANIE V. CHANG
Vice President and Secretary

JOHN L. SULLIVAN
Chief Compliance Officer

JAMES W. GARRETT
Chief Financial Officer and Treasurer

INVESTMENT ADVISER

VAN KAMPEN ASSET MANAGEMENT
1221 Avenue of the Americas
New York, New York 10020

CUSTODIAN

STATE STREET BANK
AND TRUST COMPANY
225 Franklin Street
P.O. Box 1713
Boston, Massachusetts 02110

TRANSFER AGENT

EQUISERVE TRUST COMPANY, N. A.
P.O. Box 43011
Providence, Rhode Island 02940-3011

LEGAL COUNSEL

SKADDEN, ARPS, SLATE,
MEAGHER & FLOM LLP
333 West Wacker Drive
Chicago, Illinois 60606

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

DELOITTE & TOUCHE LLP
180 North Stetson Avenue
Chicago, Illinois 60601

* "Interested persons" of the Trust, as defined in the Investment Company Act of 1940, as amended.
 20

VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY

    We are required by federal law to provide you with a copy of our Privacy Policy annually.

    The following Policy applies to current and former individual clients of Van Kampen Investments Inc., Van Kampen Asset Management, Van Kampen Advisors Inc., Van Kampen Funds Inc., Van Kampen Investor Services Inc. and Van Kampen Exchange Corp., as well as current and former individual investors in Van Kampen mutual funds, unit investment trusts, and related companies.

    This Policy is not applicable to partnerships, corporations, trusts or other non-individual clients or account holders, nor is this Policy applicable to individuals who are either beneficiaries of a trust for which we serve as trustee or participants in an employee benefit plan administered or advised by us. This Policy is, however, applicable to individuals who select us to be a custodian of securities or assets in individual retirement accounts, 401(k) accounts, 529 Educational Savings Accounts, accounts subject to the Uniform Gifts to Minors Act, or similar accounts.

    Please note that we may amend this Policy at any time, and will inform you of any changes to this Policy as required by law.

WE RESPECT YOUR PRIVACY

We appreciate that you have provided us with your personal financial information. We strive to maintain the privacy of such information while we help you achieve your financial objectives. This Policy describes what non-public personal information we collect about you, why we collect it, and when we may share it with others.

    We hope this Policy will help you understand how we collect and share non-public personal information that we gather about you. Throughout this Policy, we refer to the non-public information that personally identifies you or your accounts as "personal information."

1. WHAT PERSONAL INFORMATION DO WE COLLECT ABOUT YOU?

To serve you better and manage our business, it is important that we collect and maintain accurate information about you. We may obtain this information from applications and other forms you submit to us, from your dealings with us, from consumer reporting agencies, from our Web sites and from third parties and other sources.

    For example:

     -- We may collect information such as your name, address, e-mail address, telephone/fax numbers, assets, income and investment objectives through applications and other forms you submit to us.

     -- We may obtain information about account balances, your use of account(s) and the types of products and services you prefer to receive from us through your dealings and transactions with us and other sources.

     -- We may obtain information about your creditworthiness and credit history from consumer reporting agencies.

     -- We may collect background information from and through third-party vendors to verify representations you have made and to comply with various regulatory requirements.

     -- If you interact with us through our public and private Web sites, we may collect information that you provide directly through online communications (such as an e-mail address). We may also collect information about your Internet service provider, your domain name, your computer's operating system and Web browser,

                                                             (continued on back)
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VAN KAMPEN

AN IMPORTANT NOTICE CONCERNING OUR U.S. PRIVACY POLICY continued

         your use of our Web sites and your product and service preferences, through the use of "cookies." "Cookies" recognize your computer each time you return to one of our sites, and help to improve our sites' content and personalize your experience on our sites by, for example, suggesting offerings that may interest you. Please consult the Terms of Use of these sites for more details on our use of cookies.

2. WHEN DO WE DISCLOSE PERSONAL INFORMATION WE COLLECT ABOUT YOU?

To provide you with the products and services you request, to serve you better and to manage our business, we may disclose personal information we collect about you to our affiliated companies and to non-affiliated third parties as required or permitted by law.

A. INFORMATION WE DISCLOSE TO OUR AFFILIATED COMPANIES. We do not disclose personal information that we collect about you to our affiliated companies except to enable them to provide services on our behalf or as otherwise required or permitted by law.

B. INFORMATION WE DISCLOSE TO THIRD PARTIES. We do not disclose personal information that we collect about you to non-affiliated third parties except to enable them to provide services on our behalf, to perform joint marketing agreements with other financial institutions, or as otherwise required or permitted by law. For example, some instances where we may disclose information about you to non-affiliated third parties include: for servicing and processing transactions, to offer our own products and services, to protect against fraud, for institutional risk control, to respond to judicial process or to perform services on our behalf. When we share personal information with these companies, they are required to limit their use of personal information to the particular purpose for which it was shared and they are not allowed to share personal information with others except to fulfill that limited purpose.

3. HOW DO WE PROTECT THE SECURITY AND CONFIDENTIALITY OF PERSONAL INFORMATION WE COLLECT ABOUT YOU?

We maintain physical, electronic and procedural security measures to help safeguard the personal information we collect about you. We have internal policies governing the proper handling of client information. Third parties that provide support or marketing services on our behalf may also receive personal information, and we require them to adhere to confidentiality standards with respect to such information.

Van Kampen Funds Inc.
1 Parkview Plaza, P.O. Box 5555
Oakbrook Terrace, IL 60181-5555
www.vankampen.com

Copyright (C)2005 Van Kampen Funds Inc. All rights reserved.
Member NASD/SIPC.
VFM SAR 6/05 RN05-01295P-Y04/05
                                                   (VAN KAMPEN INVESTMENTS LOGO)
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Item 2.  Code of Ethics.

Not applicable for semi-annual reports.

Item 3.  Audit Committee Financial Expert.

Not applicable for semi-annual reports.

Item 4.  Principal Accountant Fees and Services.

Not applicable for semi-annual reports.

Item 5.  Audit Committee of Listed Registrants.

Not applicable for semi-annual reports.

Item 6.  Schedule of Investments.

Please refer to Item #1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

Not applicable.

Item 11.  Controls and Procedures

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-CSR was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year (the registrant's second fiscal half-year in the case
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of an annual report) that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits.

(a)  Code of Ethics - Not applicable for semi-annual reports.

(b)(1) A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.CERT.
(b)(2) A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.CERT.
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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Van Kampen Florida Quality Municipal Trust

By:   /s/ Ronald E. Robison
     ----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/ Ronald E. Robison
   -----------------------
Name: Ronald E. Robison
Title: Principal Executive Officer
Date: June 16, 2005

By:  /s/ James W. Garrett
   ----------------------
Name: James W. Garrett
Title: Principal Financial Officer
Date: June 16, 2005